6. SALE OF STOCK (Sept. 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Proceeds from sale of stock	$ 210,001	$ 0	$ 780,000	$ 700,000
Private Placement [Member] | Accredited Investors [Member]
Stock issued, new	466,668
Proceeds from sale of stock	$ 210,001
Stock issued, price per share	$ 0.45
Private Placement [Member] | An Investor [Member]
Stock issued, new	88,888
Stock issued, price per share	$ 0.45